Investment Objectives and Goals - Beck, Mack & Oliver Partners Fund	Aug. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Beck Mack + Oliver Partners Fund (the “Fund”) seeks long-term capital appreciation with the preservation of capital.